OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice	$ 22,075	$ 16,096	$ 14,579
Employee benefit obligation - Defined contribution plan	3,498	3,216
Provisions	14,343	17,829
Other non-current liabilities	$ 39,916	$ 37,141